Shareholder Fees - FidelityGovernmentCashReserves-RetailPRO	Jan. 28, 2023 USD ($)
FidelityGovernmentCashReserves-RetailPRO | Fidelity Government Cash Reserves
Shareholder Fees:
(fees paid directly from your investment)	none